UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

__One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/14

Item 1. Reports to Stockholders.

APRIL 30, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Templeton Global Trust

Sign up for electronic delivery
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FIXED INCOME

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	16
		Franklin Templeton Hard Currency Fund	3	Notes to Financial Statements	20
		Performance Summary	8	Shareholder Information	34
		Your Fund’s Expenses	10
		Financial Highlights and
		Statement of Investments	12

| 1

Semiannual Report

Franklin Templeton Hard Currency Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Hard Currency Fund

seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing at least 80% of its net assets in investments denominated in hard currencies (as defined in the prospectus). The Fund normally invests mainly in high-quality short-term money market instruments and currency forward contracts denominated in foreign hard currencies. The Fund focuses on countries and markets that historically have experienced low inflation rates and that, in the investment manager’s view, follow economic policies conducive to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Templeton Hard Currency Fund covers the period ended April 30, 2014.

Performance Overview

Franklin Templeton Hard Currency Fund – Class A had a cumulative total return of -1.49% for the six months under review. In comparison, the Fund’s benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which tracks total returns of short-term euro-currency deposits, posted a +0.71% total return for the same period.1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. The U.S. dollar appreciated 0.97% relative to its major trading partners during the period, but with mixed results.2 In particular, the dollar fell 1.95% versus the euro, while it rose 4.12% versus the Japanese yen.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

Semiannual Report | 3

Currency Breakdown*
4/30/14
% of Total
Net Assets
Asia Pacific	63.5%
South Korean Won	29.1%
Singapore Dollar	23.2%
Malaysian Ringgit	6.7%
Australian Dollar	4.5%
Americas	33.8%
Canadian Dollar	20.6%
Mexican Peso	8.6%
Chilean Peso	2.7%
U.S. Dollar	1.9%
Europe	2.7%
Swedish Krona	2.7%

*Currency breakdown figures are intended to illustrate the Fund’s estimated exposure to various currencies as a percentage of the Fund’s total exposure, and reflects both direct and indirect (long and short) exposures through the Fund’s use of derivatives, such as swaps, forwards, futures and options. Figures may not equal 100% or be negative due to rounding, use of derivatives, unsettled trades or other factors.

returned to or exceeded pre-crisis activity levels. Although some developed market economies, such as those of Australia and Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, the G-3 (U.S., eurozone and Japan) continued to experience growth that was slow by the standards of previous recoveries. As fears eased surrounding the issues of European sovereign debt, the possibility of another U.S. recession, and a potential “hard landing” in China, financial market performance became generally positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets with inherent risk (risk assets) as many equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global financial market volatility subsided toward the beginning of the period following the end of the U.S. political standoff over the debt ceiling and the federal government’s partial shutdown. Later in the period, investors became concerned with geopolitical issues surrounding rising tensions between Russia and Ukraine.

Fears of potential reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and equities and other assets perceived as risky declined, alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued. For example, the Bank of Japan reiterated its commitment to meet its inflation target and the European Central Bank (ECB) cut its benchmark interest rate. Economic data among the largest economies remained inconsistent with some observers’ predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced reductions to the size of its quantitative easing program. Pessimism about this policy contributed to price declines in many emerging market assets as market participants’ expectations of global liquidity conditions evolved. By period-end, the Fed reduced its total bond purchases to $45 billion per month as it expressed confidence in continued U.S. economic growth.

Investment Strategy

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation against the U.S. dollar over the long term. We may

4 | Semiannual Report

invest substantially in a combination of U.S. dollar-denominated securities and currency forward contracts or currency futures contracts.

Manager’s Discussion

Europe

The ECB cut its benchmark interest rate 25 basis points (bps; 100 basis points equal one percentage point) to 0.25% early in the period. The euro appreciated 1.99% against the U.S. dollar during the period, leading the Fund’s lack of euro exposure to detract from performance relative to the JPM 3 Month Global Cash Index.3 Lack of exposures to other European currencies that strengthened against the U.S. dollar also detracted from relative performance.

Asia Pacific

The Fund’s exposure to Asian currencies other than the Japanese yen contributed to performance relative to the benchmark. Asia continued to lead the global economic recovery, as growth in China remained solid and supported regional economies through demand for imports and through foreign investment. Although Chinese demand for Australia’s exports provided a supportive backdrop for the Australian dollar, the currency depreciated 2.15% against the U.S. dollar.3 Australia had previously been one of the first developed market economies to raise interest rates. The South Korean won appreciated 2.66% against the U.S. dollar during the period, while the Malaysian ringgit depreciated 3.37% and the Singapore dollar weakened 1.19%.3 The Japanese yen depreciated 3.95% against the U.S. dollar during the period, as policymakers in Japan maintained a massive monetary easing program.3 As a result, the Fund’s lack of yen exposure contributed to relative performance.

Americas

Currency positions in the Americas detracted from absolute and relative performance. When commodity prices were high, they benefited several Latin American currencies during periods of global risk aversion. The Mexican peso depreciated 0.69% against the U.S. dollar during the period, and the Chilean peso fell 9.28%.3 Chile’s central bank cut its policy rate 75 bps in response to the external environment. Mexico continued to benefit from strong manufacturing exports resulting in part from rebounding U.S. economic activity. The Canadian dollar depreciated 4.98% against the U.S. dollar during the period.3

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a currency futures contract?

A currency futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell a currency at a specific price on a future date.

Semiannual Report | 5

Thank you for your continued participation in Franklin Templeton Hard Currency Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Please note that although the Fund’s Statement of Investments on page 14 of this report indicates the Fund held 45.8% of its total investments in U.S. dollar-denominated assets as of 4/30/14, its net exposure to the U.S. dollar as of that date was 1.9%. The difference is explained by the Fund’s holdings of currency forward contracts (please see Statement of Investments on pages 14 and 15 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with “long” currency forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

6 | Semiannual Report

The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: J.P. Morgan. Copyright 2014. JPMorgan Chase & Co. All rights reserved. J.P. Morgan is the marketing name for JPMorgan Chase & Co., and its subsidiaries and affiliates worldwide. Franklin Templeton Hard Currency Fund (“the Fund”) is not sponsored, endorsed, sold or promoted by J.P. Morgan. The JPM 3 Month Global Cash Index (“the Index”) is created based on stated, established rules. The creation or use of the Index does not constitute a recommendation by J.P. Morgan of the Fund or a trade recommendation by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, with respect to the Fund, or the advisability of investing in securities generally, or in the Fund particularly, or the ability of the Index to track bond market performance. J.P. Morgan has no obligation to take the needs of the prospective purchasers or owners of the Fund into consideration in determining, composing or calculating the Index. J.P. Morgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the Fund. THE INDEX IS PROVIDED “AS IS” WITH ANY AND ALL FAULTS. J.P. MORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY DATA INCLUDED THEREIN, OR FROM ANY USE OF THE INDEX. J.P. MORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR FROM ANY USE OF THE INDEX. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDEX ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE INDEX. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE FULLEST EXTENT PERMITTED BY LAW, IN NO EVENT SHALL J.P. MOR-GAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOSS OF PRINCIPAL AND/OR LOST PROFITS, IN CONNECTION WITH THE INDEX AND/OR THE FUND EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

2. Source: Federal Reserve H.10 Report.

3. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

Performance Summary as of 4/30/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13		Change
A (ICPHX)	$9.27	$9.41	-$	0.14
Advisor (ICHHX)	$9.33	$9.45 [1]	-$	0.12

Performance as of 4/30/142

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

							Value of		Average Annual
		Cumulative			Average Annual		$10,000		Total Return	Total Annual Operating Expenses[7]
Share Class		Total Return[3]			Total Return[4]		Investment[5]		(3/31/14)[6]	(with waiver)	(without waiver)
A										1.13%	1.18%
6-Month		-1.49%			-3.74%		$9,626
1-Year		-3.24%			-5.41%		$9,459		-5.46%
5-Year	+	16.01%		+	2.56%		$11,345	+	2.65%
10-Year	+	44.90%		+	3.55%		$14,169	+	3.12%
Advisor										0.85%	0.90%
6-Month		-1.37	% [1]		-1.37	% [1]	$9,863
1-Year		-3.01%			-3.01%		$9,699		-2.94%
5-Year	+	17.60%		+	3.30%		$11,760	+	3.40%
10-Year	+	49.24%		+	4.08%		$14,924	+	3.66%

					30-Day Standardized Yield[8]
Share Class		(with waiver)					(without waiver)
A		-0.71%					-0.75%
Advisor		-0.45%					-0.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including economic instability and political developments. The Fund’s assets are largely invested in foreign currencies, and therefore involve potential for significant gain or loss from currency exchange rate fluctuations. The Fund does not seek to maintain a stable net asset value and should not be considered a substitute for a U.S. dollar money market fund. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a debt security issuer or in a debt security’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Price and total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 10/31/13 for financial reporting, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values may differ from the adjusted net asset values and total returns reported in the Financial Highlights.
2. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$985.10	$5.66
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76
Advisor
Actual	$1,000	$985.20	$4.23
Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.15% and Advisor: 0.86%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Templeton Global Trust

Financial Highlights

Franklin Templeton Hard Currency Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.41	$9.54	$9.98	$10.21	$9.61	$9.13
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.06)	(0.02)	(—)[c]	0.01	(0.02)
Net realized and unrealized gains (losses)	(0.11)	(0.07)	(0.01)	0.34	0.59	0.74
Total from investment operations	(0.14)	(0.13)	(0.03)	0.34	0.60	0.72
Less distributions from:
Net investment income and net realized foreign
currency gains	—	(—)[c]	(0.41)	(0.57)	—	(0.22)
Tax return of capital	—	—	—	—	—	(0.02)
Total distributions	—	(—)[c]	(0.41)	(0.57)	—	(0.24)
Net asset value, end of period	$9.27	$9.41	$9.54	$9.98	$10.21	$9.61

Total return[d]	(1.49)%	(1.36)%	(0.13)%	3.62%	6.24%	8.09%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	1.19%	1.07%	1.06%	1.05%	1.07%	0.95%
Expenses net of waiver and payments by affiliates
and expense reduction	1.15%	1.07%[f]	1.06%	1.05%	1.07%[f]	0.94%
Net investment income (loss)	(0.73)%	(0.61)%	(0.17)%	(0.03)%	0.07%	(0.28)%

Supplemental data
Net assets, end of period (000’s)	$208,589	$265,152	$376,926	$463,128	$279,445	$422,665

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Global Trust

Financial Highlights (continued)

Franklin Templeton Hard Currency Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.47	$9.56	$10.01	$10.28	$9.65	$9.15
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	(0.03)	0.01	0.03	0.04	—[c]
Net realized and unrealized gains (losses)	(0.12)	(0.06)	(0.02)	0.35	0.59	0.75
Total from investment operations	(0.14)	(0.09)	(0.01)	0.38	0.63	0.75
Less distributions from:
Net investment income and net realized foreign
currency gains	—	(—)[c]	(0.44)	(0.65)	—	(0.23)
Tax return of capital	—	—	—	—	—	(0.02)
Total distributions	—	(—)[c]	(0.44)	(0.65)	—	(0.25)
Net asset value, end of period	$9.33	$9.47	$9.56	$10.01	$10.28	$9.65

Total return[d]	(1.48)%	(0.94)%	0.08%	4.00%	6.52%	8.49%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	0.90%	0.79%	0.78%	0.75%	0.76%	0.67%
Expenses net of waiver and payments by affiliates
and expense reduction	0.86%	0.79%[f]	0.78%	0.75%	0.76%[f]	0.66%
Net investment income (loss)	(0.44)%	(0.33)%	0.11%	0.27%	0.38%	—%[g]

Supplemental data
Net assets, end of period (000’s)	$73,602	$104,673	$150,025	$236,712	$70,992	$78,551

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton Global Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Templeton Hard Currency Fund	Principal Amount		Value
Foreign Government and Agency Securities 50.8%
Government of Australia, senior note, 6.25%, 6/15/14	13,505,000	AUD	$12,604,333
Government of Canada,
3.00%, 6/01/14	11,023,000	CAD	10,074,522
2.25%, 8/01/14	21,387,000	CAD	19,578,164
[a] Monetary Authority of Singapore Treasury Bills,
5/02/14	34,070,000	SGD	27,177,728
5/09/14	7,210,000	SGD	5,751,154
9/30/14	20,000	SGD	15,934
Province of British Columbia, senior note, 4.25%, 6/18/14	15,500,000	CAD	14,199,530
Province of Ontario, 3.25%, 9/08/14	15,000,000	CAD	13,790,338
[a] Singapore Treasury Bill, 5/30/14	40,590,000	SGD	32,372,403
[a] Sweden Treasury Bill, 6/18/14	50,150,000	SEK	7,706,441
Total Foreign Government and Agency Securities (Cost $143,896,544)			143,270,547

	Shares
Money Market Funds (Cost $129,337,056) 45.8%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	129,337,056		129,337,056
Total Investments (Cost $273,233,600) 96.6%			272,607,603
Other Assets, less Liabilities 3.4%			9,583,791
Net Assets 100.0%			$282,191,394

aThe security is traded on a discount basis with no stated coupon rate.
bNon-income producing.
cSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At April 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Polish Zloty	DBAB	Buy	2,700,000	$815,710	5/22/14	$74,292	$—
Polish Zloty	DBAB	Sell	2,700,000	851,332	5/22/14	—	(38,670)
South Korean Won	HSBC	Buy	3,800,610,000	3,544,684	6/03/14	126,702	—
Mexican Peso	DBAB	Buy	91,836,169	6,861,126	6/13/14	131,460	—
Polish Zloty	DBAB	Buy	2,514,355	769,858	6/16/14	57,571	—
Polish Zloty	DBAB	Sell	2,514,355	791,549	6/16/14	—	(35,880)
Malaysian Ringgit	DBAB	Buy	1,754,200	544,512	6/23/14	—	(8,738)
Malaysian Ringgit	DBAB	Sell	600,000	186,887	6/23/14	3,633	—
Polish Zloty	DBAB	Buy	6,900,000	2,047,295	6/27/14	221,700	—
Polish Zloty	DBAB	Sell	6,900,000	2,257,263	6/27/14	—	(11,733)
Mexican Peso	DBAB	Buy	36,456,000	2,775,274	7/17/14	—	(7,133)
Polish Zloty	DBAB	Buy	1,800,000	543,560	7/22/14	47,429	—
Polish Zloty	DBAB	Sell	1,800,000	587,909	7/22/14	—	(3,081)

14 | Semiannual Report

Franklin Templeton Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Templeton Hard Currency Fund

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Canadian Dollar	CITI	Buy	6,899,000	$6,650,587	7/25/14	$—	$(369,258)
Canadian Dollar	CITI	Sell	6,899,000	6,127,134	7/25/14	—	(154,195)
Malaysian Ringgit	HSBC	Buy	39,116,100	11,928,186	7/31/14	—	(7,593)
Mexican Peso	MSCO	Buy	73,028,700	5,570,458	8/06/14	—	(34,016)
Chilean Peso	JPHQ	Buy	556,000,000	1,046,490	8/20/14	—	(72,711)
Mexican Peso	JPHQ	Buy	13,066,100	985,228	8/20/14	4,221	—
South Korean Won	HSBC	Buy	14,582,700,000	13,576,669	8/20/14	455,936	—
Malaysian Ringgit	HSBC	Buy	10,167,700	3,019,541	8/22/14	75,021	—
Polish Zloty	DBAB	Buy	4,402,925	1,358,969	8/27/14	83,315	—
Polish Zloty	DBAB	Sell	4,402,925	1,379,924	8/27/14	—	(62,360)
South Korean Won	JPHQ	Buy	3,858,368,000	3,609,662	12/15/14	83,737	—
South Korean Won	DBAB	Buy	3,251,450,000	3,017,867	1/21/15	89,935	—
Polish Zloty	DBAB	Buy	7,000,000	2,228,022	1/28/15	43,045	—
Polish Zloty	DBAB	Sell	7,000,000	2,259,012	1/28/15	—	(12,055)
South Korean Won	DBAB	Buy	18,440,940,000	16,957,186	2/04/15	659,639	—
South Korean Won	DBAB	Sell	6,100,000,000	5,627,306	2/04/15	—	(200,088)
South Korean Won	JPHQ	Buy	8,828,110,000	8,105,132	3/31/15	311,208	—
Mexican Peso	DBAB	Buy	105,575,428	7,827,070	4/15/15	13,744	—
Malaysian Ringgit	HSBC	Buy	11,586,900	3,496,982	4/16/15	—	(17,641)
South Korean Won	HSBC	Buy	39,309,200,000	37,251,078	4/16/15	202,343	—
Chilean Peso	DBAB	Buy	3,938,075,000	6,947,909	4/21/15	—	(195,509)
Unrealized appreciation (depreciation)						2,684,931	(1,230,661)
Net unrealized appreciation (depreciation)						$1,454,270
[a]May be comprised of multiple contracts using the same currency and settlement date.

See Abbreviations on page 33.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Global Trust

Financial Statements

Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Franklin
Templeton
Hard Currency
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$143,896,544
Cost - Sweep Money Fund (Note 3f)	129,337,056
Total cost of investments	$273,233,600
Value - Unaffiliated issuers	$143,270,547
Value - Sweep Money Fund (Note 3f)	129,337,056
Total value of investments	272,607,603
Restricted Cash (Note 1d)	830,000
Foreign currency, at value (cost $665,321)	668,862
Receivables:
Investment securities sold	7,318,574
Capital shares sold	251,626
Interest	806,005
Due from brokers	660,000
Unrealized appreciation on forward exchange contracts	2,684,931
Other assets	173
Total assets	285,827,774
Liabilities:
Payables:
Capital shares redeemed	1,228,373
Management fees	143,303
Distribution fees	36,164
Transfer agent fees	78,809
Trustees’ fees and expenses	3,580
Due to brokers	830,000
Unrealized depreciation on forward exchange contracts	1,230,661
Accrued expenses and other liabilities	85,490
Total liabilities	3,636,380
Net assets, at value	$282,191,394
Net assets consist of:
Paid-in capital	$296,860,948
Accumulated net investment income (loss)	(6,027,864)
Net unrealized appreciation (depreciation)	835,902
Accumulated net realized gain (loss)	(9,477,592)
Net assets, at value	$282,191,394

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Global Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

Franklin
Templeton
Hard Currency
Fund
Class A:
Net assets, at value	$208,589,391
Shares outstanding	22,498,624
Net asset value per share[a]	$9.27
Maximum offering price per share (net asset value per share ÷ 97.75%)	$9.48
Advisor Class:
Net assets, at value	$73,602,003
Shares outstanding	7,884,665
Net asset value and maximum offering price per share	$9.33

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton Global Trust

Financial Statements (continued)

Statement of Operations
for the six months ended April 30, 2014 (unaudited)

Franklin
Templeton
Hard Currency
Fund
Investment income:
Interest	$644,706
Expenses:
Management fees (Note 3a)	1,000,413
Distribution fees: (Note 3c)
Class A	324,764
Transfer agent fees: (Note 3e)
Class A	176,322
Advisor Class	64,779
Custodian fees (Note 4)	13,882
Reports to shareholders	27,427
Registration and filing fees	50,555
Professional fees	25,603
Trustees’ fees and expenses	14,037
Other	4,904
Total expenses	1,702,686
Expenses waived/paid by affiliates (Note 3f)	(55,084)
Net expenses	1,647,602
Net investment income (loss)	(1,002,896)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(4,099,493)
Foreign currency transactions	1,724,806
Net realized gain (loss)	(2,374,687)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,847,078)
Translation of other assets and liabilities denominated in foreign currencies	(355,963)
Net change in unrealized appreciation (depreciation)	(2,203,041)
Net realized and unrealized gain (loss)	(4,577,728)
Net increase (decrease) in net assets resulting from operations	$(5,580,624)

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Global Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton
	Hard Currency Fund
	Six Months Ended
	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,002,896)	$(2,407,642)
Net realized gain (loss) from investments and foreign currency transactions	(2,374,687)	3,016,056
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	(2,203,041)	(7,113,590)
Net increase (decrease) in net assets resulting from operations	(5,580,624)	(6,505,176)
Distributions to shareholders from:
Net investment income and net realized foreign currency gains:
Class A	—	(23,152)
Advisor Class	—	(9,649)
Total distributions to shareholders	—	(32,801)
Capital share transactions: (Note 2)
Class A	(52,446,299)	(107,016,352)
Advisor Class	(29,606,869)	(43,571,827)
Total capital share transactions	(82,053,168)	(150,588,179)
Net increase (decrease) in net assets	(87,633,792)	(157,126,156)
Net assets:
Beginning of period	369,825,186	526,951,342
End of period	$282,191,394	$369,825,186
Distributions in excess of net investment income included in net assets, end of period	$—	$(5,024,968)
Accumulated net investment loss included in net assets, end of period	$(6,027,864)	$—

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited)

Franklin Templeton Hard Currency Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund). The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

On May 14, 2014, the Trust’s Board of Trustees (the Board) approved a proposal to change the name of the Trust and Fund to Templeton Global Trust and Templeton Hard Currency Fund, respectively, effective June 30, 2014.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the

20 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 21

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to

22 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counter-party to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

Semiannual Report | 23

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Restricted Cash

At April 30, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

24 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,919,324	$17,702,448	8,073,811	$76,192,108
Shares issued in reinvestment of
distributions	—	—	2,187	21,083
Shares redeemed	(7,587,191)	(70,148,747)	(19,428,538)	(183,229,543)
Net increase (decrease)	(5,667,867)	$(52,446,299)	(11,352,540)	$(107,016,352)
Advisor Class Shares:
Shares sold	920,299	$8,522,541	4,345,261	$41,458,828
Shares issued in reinvestment of
distributions	—	—	576	5,573
Shares redeemed	(4,094,174)	(38,129,410)	(8,974,365)	(85,036,228)
Net increase (decrease)	(3,173,875)	$(29,606,869)	(4,628,528)	$(43,571,827)

Semiannual Report | 25

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.600%	In excess of $500 million

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board has adopted a reimbursement distribution plan for Class A pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.45% per year of its average daily net assets. Distribution fees are not charged on shares held by affiliates. The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

26 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$6,060
CDSC retained	$15,894

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended April 30, 2014, the Fund paid transfer agent fees of $241,101, of which $92,604 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statement of Operations. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 27

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

5. INCOME TAXES (continued)

At October 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2014	$190,081
2017	276,805
2019	63,831
Capital loss carryforwards not subject to expiration:
Short term	5,109,239
Long term	1,462,948
Total capital loss carryforwards	$7,102,904

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$274,826,189

Unrealized appreciation	$626,623
Unrealized depreciation	(2,845,209)
Net unrealized appreciation (depreciation)	$(2,218,586)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short term securities) for the period ended April 30, 2014.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

28 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

8. OTHER DERIVATIVE INFORMATION

At April 30, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	$2,684,931	forward exchange contracts	$1,230,661

For the period ended April 30, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized
appreciation (depreciation) on translation of
other assets and liabilities denominated in
	foreign currencies	$2,431,081	$(1,541,151)

At April 30, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$2,684,931	$1,230,661
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Semiannual Report | 29

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

8. OTHER DERIVATIVE INFORMATION (continued)

At April 30, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received[a]	Received	than zero)
Counterparty
CITI	$—	$—	$—	$—	$—
DBAB	1,425,763	(575,247)	—	(830,000)	20,516
HSBC	860,002	(25,234)	(701,813)	—	132,955
JPHQ	399,166	(72,711)	(267,705)	—	58,750
MSCO	—	—	—	—	—
Total	$2,684,931	$(673,192)	$(969,518)	$(830,000)	$212,221

aAt April 30, 2014, the Fund received United States Treasury Notes and United Kingdom Treasury Bonds as collateral for derivatives.

At April 30, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts
	of Liabilities
	Presented in	Financial	Financial
	the Statement Instruments		Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged[a]	than zero)
Counterparty
CITI	$523,453	$—	$—	$(523,453)	$—
DBAB	575,247	(575,247)	—	—	—
HSBC	25,234	(25,234)	—	—	—
JPHQ	72,711	(72,711)	—	—	—
MSCO	34,016	—	—	—	34,016
Total	$1,230,661	$(673,192)	$—	$(523,453)	$34,016

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

30 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

8. OTHER DERIVATIVE INFORMATION (continued)

For the period ended April 30, 2014, the average month end fair value of derivatives represented 2.51% of average month end net assets. The average month end number of open derivative contracts for the period was 39.

See Note 1(c) regarding derivative financial instruments.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended April 30, 2014, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Semiannual Report | 31

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

10. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency
Securities	$—	$143,270,547	$—	$143,270,547
Money Market Funds	129,337,056	—	—	129,337,056
Total Investments in Securities	$129,337,056	$143,270,547	$—	$272,607,603
Other Financial Instruments
Forward Exchange Contracts	$—	$2,684,931	$—	$2,684,931
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$1,230,661	$—	$1,230,661

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

32 | Semiannual Report

Franklin Templeton Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Hard Currency Fund

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Counterparty		Currency

CITI	- Citigroup, Inc.	AUD	- Australian Dollar
DBAB	- Deutsche Bank AG	CAD	- Canadian Dollar
HSBC	- HSBC Bank USA, N.A.	SEK	- Swedish Krona
JPHQ	- JP Morgan Chase & Co.	SGD	- Singapore Dollar
MSCO	- Morgan Stanley

Semiannual Report | 33

Franklin Templeton Global Trust

Shareholder Information

Franklin Templeton Hard Currency Fund

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Hard Currency Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

34 | Semiannual Report

Franklin Templeton Global Trust

Shareholder Information (continued)

Franklin Templeton Hard Currency Fund

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. In assessing such performance, consideration was given to the Fund’s performance as set forth in the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2013, as well as for the previous 10 years ended December 31, 2013, in comparison to a performance universe consisting of all retail and institutional alternative currency strategies funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2013 to be in the middle performing quintile of its performance universe, and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three- and

Semiannual Report | 35

Franklin Templeton Global Trust

Shareholder Information (continued)

Franklin Templeton Hard Currency Fund

Board Review of Investment Management Agreement (continued)

five-year periods, and in the middle performing quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return during 2013 to be in the middle performing quintile of such universe, and on an annualized basis to also be in the middle performing quintile for the previous three-year period, to be in the second-lowest performing quintile of such universe for the previous five-year period, and in the highest performing quintile of such universe for the previous 10-year period. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with an expense group consisting of the Fund and five other alternative currency strategies funds as selected by Lipper. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its peer group. The Lipper contractual investment management fee analysis considers administrative charges to be part of management fees, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the contractual investment management fee rate to be within one basis point of the median for its Lipper expense group, and its actual total expense ratio to be below the median for such expense group. The Board found the level of the Fund’s contractual management fee rate and total expense ratio in comparison to its Lipper expense group to be satisfactory.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and

36 | Semiannual Report

Franklin Templeton Global Trust

Shareholder Information (continued)

Franklin Templeton Hard Currency Fund

Board Review of Investment Management Agreement (continued)

activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The fee structure under the Fund’s investment management agreement provides for a management fee of 0.65% on the first $500 million of Fund assets, with a reduction in such fee to 0.60% on Fund assets in excess of $500 million. At December 31, 2013, the Fund had net assets of approximately $316 million, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes this schedule of fees provides a sharing of benefits with the Fund and its shareholders.

Semiannual Report | 37

Franklin Templeton Global Trust

Shareholder Information (continued)

Franklin Templeton Hard Currency Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Templeton Hard Currency Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

412 S 06/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                          N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date June 26, 2014